PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 1,285,334	R$ 1,097,326
Current	1,204,183	1,035,652
Non-current	81,151	61,674
Other provisions	7,982,637	8,610,831	R$ 6,423,242
Social charges and benefits
Disclosure of personnel, social charges and benefits [Line Items]
Total	564,001	497,568
Profit sharing
Disclosure of personnel, social charges and benefits [Line Items]
Total	513,862	483,548
Salaries and wages
Disclosure of personnel, social charges and benefits [Line Items]
Total	31,897	39,035
Other
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 20,885	R$ 0